Annual Total Returns [BarChart] - iShares CMBS ETF - iShares CMBS ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2013	0.03%
Annual Return 2014	3.47%
Annual Return 2015	0.61%
Annual Return 2016	3.04%
Annual Return 2017	3.07%
Annual Return 2018	0.59%
Annual Return 2019	8.03%
Annual Return 2020	7.84%